Preparation Basis and Presentation of Financial Statements (Details)	12 Months Ended
Dec. 31, 2025
BR Partners Holdco Participações S.A. [Member]
Preparation Basis and Presentation of Financial Statements [Line Items]
Percentage of ownership interest	100.00%